Intangible Assets (Details) - Schedule of changes in intangible assets - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Accumulated Amortization
Net balance		$ 105,942	$ 94,111
Goodwill [Member]
Accumulated Amortization
Net balance	[1]	16,714	16,714
Intangible assets arising from business combinations [Member]
Accumulated Amortization
Net balance	[2]	16,696	16,696
Software or computer programs [Member]
Accumulated Amortization
Net balance		72,532	60,701
Gross Balance [Member]
Gross Balance
Balance, at beginning		253,658	236,474
Acquisitions		30,222	18,631
Disposals/write-downs		(352)	(387)
Reclassification		(89)	(16)
Impairment	[3],[4]	(1,018)	(1,044)
Balance, at ending		282,421	253,658
Gross Balance [Member] | Goodwill [Member]
Gross Balance
Balance, at beginning	[1]	16,714	16,714
Acquisitions	[1]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[3],[4]
Balance, at ending	[1]	16,714	16,714
Gross Balance [Member] | Intangible assets arising from business combinations [Member]
Gross Balance
Balance, at beginning	[2]	56,249	56,249
Acquisitions	[2]
Disposals/write-downs	[2]
Reclassification	[2]
Impairment	[2],[3],[4]
Balance, at ending	[2]	56,249	56,249
Gross Balance [Member] | Software or computer programs [Member]
Gross Balance
Balance, at beginning		180,695	163,511
Acquisitions		30,222	18,631
Disposals/write-downs		(352)	(387)
Reclassification		(89)	(16)
Impairment	[3],[4]	(1,018)	(1,044)
Balance, at ending		209,458	180,695
Accumulated Amortization [Member]
Gross Balance
Balance, at beginning		(159,547)	(144,757)
Disposals/write-downs		352	660
Reclassification		(2)
Impairment	[3],[4]	549	415
Balance, at ending		(176,479)	(159,547)
Accumulated Amortization
Amortization for the year	[4]	(17,831)	(15,865)
Accumulated Amortization [Member] | Goodwill [Member]
Gross Balance
Balance, at beginning	[1]
Disposals/write-downs	[1]
Reclassification	[1]
Impairment	[1],[3],[4]
Balance, at ending	[1]
Accumulated Amortization
Amortization for the year	[1],[4]
Accumulated Amortization [Member] | Intangible assets arising from business combinations [Member]
Gross Balance
Balance, at beginning	[2]	(39,553)	(39,553)
Disposals/write-downs	[2]
Reclassification	[2]
Impairment	[2],[3],[4]
Balance, at ending	[2]	(39,553)	(39,553)
Accumulated Amortization
Amortization for the year	[2],[4]
Accumulated Amortization [Member] | Software or computer programs [Member]
Gross Balance
Balance, at beginning		(119,994)	(105,204)
Disposals/write-downs		352	660
Reclassification		(2)
Impairment	[3],[4]	549	415
Balance, at ending		(136,926)	(119,994)
Accumulated Amortization
Amortization for the year	[4]	$ (17,831)	$ (15,865)

[1]	Goodwill corresponds mainly to business combination with Citibank Chile whose amount is of MCh$12,576 that represents the value of synergies to be generated in the combination process and the acquisition of know-how.
[2]	Intangible assets arising from business combinations include assets with indefinite useful lives acquired in the business combination with Citibank Chile.
[3]	Does not include write-offs of Intangible assets for $1,178 million as of December 31, 2021.
[4]	See Note No. 37 Depreciation, Amortization and Impairment.